John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.5%					$586,294,912
(Cost $558,156,397)
U.S. Government 10.5%					586,294,912

U.S. Treasury
Bond	2.750	11-15-42		65,640,000	68,129,705
Bond	3.000	02-15-49		79,675,000	86,746,156
Bond	3.125	02-15-43		74,510,000	82,313,176
Bond	4.375	02-15-38		53,905,000	70,480,788
Note	2.000	11-15-26		35,370,000	35,253,942
Note	2.375	02-29-24		59,880,000	61,108,008
Note	2.375	04-30-26		14,140,000	14,460,912
Note	2.375	05-15-29		74,775,000	76,369,810
Note	2.500	02-15-22		28,210,000	28,654,087
Note	2.500	01-31-24		32,500,000	33,321,387
Note	2.625	02-15-29		28,255,000	29,456,941
Foreign government obligations 21.9%					$1,227,406,427
(Cost $1,291,431,973)
Australia 0.6%					31,568,032

New South Wales Treasury Corp.	4.000	04-08-21	AUD	8,000,000	5,824,512
Queensland Treasury Corp.	5.500	06-21-21	AUD	27,070,000	20,358,953
Queensland Treasury Corp.	6.250	02-21-20	AUD	7,500,000	5,384,567
Austria 0.3%					17,005,202

Republic of Austria (A)	0.500	02-20-29	EUR	14,675,000	17,005,202
Brazil 2.2%					125,382,403

Federative Republic of Brazil	4.500	05-30-29		21,465,000	21,250,350
Federative Republic of Brazil	10.000	01-01-21	BRL	108,465,000	30,138,341
Federative Republic of Brazil	10.000	01-01-23	BRL	260,440,000	73,993,712
Canada 3.1%					174,132,198

Canada Housing Trust No. 1 (A)	2.350	06-15-23	CAD	31,000,000	23,544,266
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,928,875
Government of Canada	0.750	09-01-20	CAD	37,650,000	27,575,087
Government of Canada	1.250	11-01-19	CAD	25,000	18,465
Government of Canada	1.500	03-01-20	CAD	36,185,000	26,739,312
Government of Canada	2.250	03-01-24	CAD	65,058,000	49,863,039
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,334,444
Province of Ontario	3.500	06-02-24	CAD	36,270,000	28,914,564
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,214,146
Colombia 1.5%					83,266,980

Republic of Colombia	4.000	02-26-24		17,000,000	17,527,000
Republic of Colombia	4.500	01-28-26		17,170,000	18,080,010
Republic of Colombia	7.000	09-11-19	COP	24,810,300,000	7,396,650
Republic of Colombia	7.000	05-04-22	COP	81,417,000,000	25,240,130
Republic of Colombia	11.000	07-24-20	COP	47,392,100,000	15,023,190
Finland 0.3%					14,777,791

Republic of Finland (A)	0.500	09-15-28	EUR	12,680,000	14,777,791
Hungary 1.0%					59,207,312

Republic of Hungary	6.250	01-29-20		29,480,000	30,159,072
Republic of Hungary	6.375	03-29-21		27,290,000	29,048,240
Indonesia 2.0%					114,753,368

Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	10,220,960

2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	$7,036,684
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,175,998
Republic of Indonesia	5.625	05-15-23	IDR	27,514,000,000	1,810,777
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,667,261
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	3,796,809
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	5,633,803
Republic of Indonesia	7.000	05-15-22	IDR	91,765,000,000	6,381,276
Republic of Indonesia	7.000	05-15-27	IDR	142,022,000,000	9,392,597
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,502,528
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,015,672
Republic of Indonesia	8.250	07-15-21	IDR	34,507,000,000	2,465,595
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,147,600
Republic of Indonesia	8.375	03-15-24	IDR	214,418,000,000	15,472,214
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,901,514
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	12,671,805
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,460,275
Ireland 1.6%					88,019,626

Republic of Ireland	3.400	03-18-24	EUR	37,965,000	49,888,157
Republic of Ireland	3.900	03-20-23	EUR	29,345,000	38,131,469
Japan 1.1%					60,041,130

Government of Japan	0.100	12-20-23	JPY	6,418,450,000	60,041,130
Malaysia 1.3%					72,426,987

Government of Malaysia	3.620	11-30-21	MYR	37,200,000	8,922,594
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,908,946
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	13,362,153
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,790,388
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,407,947
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,183,593
Government of Malaysia	4.160	07-15-21	MYR	65,363,000	15,851,366
Norway 1.2%					64,881,882

Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	23,055,009
Government of Norway (A)	3.750	05-25-21	NOK	349,215,000	41,826,873
Philippines 2.5%					137,966,429

Republic of Philippines	0.875	05-17-27	PHP	17,540,000	19,689,551
Republic of Philippines	3.375	01-12-20	PHP	126,740,000	2,397,967
Republic of Philippines	3.375	08-20-20	PHP	89,890,000	1,680,247
Republic of Philippines	3.500	03-20-21	PHP	157,240,000	2,910,006
Republic of Philippines	3.500	04-21-23	PHP	655,120,000	11,653,603
Republic of Philippines	3.875	11-22-19	PHP	350,940,000	6,676,761
Republic of Philippines	4.250	04-11-20	PHP	505,535,000	9,582,971
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	751,156
Republic of Philippines	4.950	01-15-21	PHP	325,590,000	6,223,294
Republic of Philippines	5.500	03-08-23	PHP	261,150,000	5,002,414
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,190,659
Republic of Philippines	6.250	03-12-24	PHP	461,410,000	9,135,566
Republic of Philippines	6.250	01-14-36	PHP	499,000,000	10,703,039
Republic of Philippines	6.500	04-28-21	PHP	357,660,000	6,971,500
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,188,828
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	22,252,774
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	9,956,093

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Portugal 1.0%					$54,306,738

Republic of Portugal (A)	3.850	04-15-21	EUR	24,380,000	29,399,289
Republic of Portugal (A)	5.125	10-15-24		22,575,000	24,907,449
Qatar 0.5%					30,721,538

State of Qatar (A)	4.000	03-14-29		13,115,000	13,803,538
State of Qatar (A)	4.817	03-14-49		15,380,000	16,918,000
Singapore 1.2%					70,081,704

Republic of Singapore	1.750	04-01-22	SGD	31,630,000	22,915,506
Republic of Singapore	3.250	09-01-20	SGD	63,835,000	47,166,198
Sweden 0.5%					28,867,107

Kingdom of Sweden (A)	0.125	04-24-23	EUR	25,340,000	28,867,107
Corporate bonds 48.2%					$2,699,883,136
(Cost $2,713,129,236)
Communication services 4.3%					239,360,928

Diversified telecommunication services 0.3%
Radiate Holdco LLC (A)	6.625	02-15-25		16,865,000	16,485,538
Entertainment 0.9%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		5,635,000	5,663,175
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		16,135,000	16,538,375
Netflix, Inc. (A)	5.375	11-15-29		13,335,000	13,535,025
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		14,200,000	14,448,500
Interactive media and services 0.1%
Rackspace Hosting, Inc. (A)(B)	8.625	11-15-24		8,530,000	7,399,775
Media 2.8%
Cablevision Systems Corp.	5.875	09-15-22		4,900,000	5,070,030
CCO Holdings LLC (A)	5.000	02-01-28		16,005,000	15,844,950
CCO Holdings LLC (A)	5.125	05-01-27		17,810,000	17,821,131
Charter Communications Operating LLC	5.050	03-30-29		20,535,000	21,853,533
CSC Holdings LLC (A)	5.375	02-01-28		14,225,000	14,260,563
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	12,794,489
CSC Holdings LLC (A)	6.500	02-01-29		6,901,000	7,295,737
CSC Holdings LLC (A)	7.500	04-01-28		947,000	1,008,555
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24		4,731,000	4,998,302
McGraw-Hill Global Education Holdings LLC (A)(B)	7.875	05-15-24		15,635,000	14,169,219
Sirius XM Radio, Inc. (A)	4.625	05-15-23		7,295,000	7,345,846
Sirius XM Radio, Inc. (A)	5.000	08-01-27		3,932,000	3,873,020
Sirius XM Radio, Inc. (A)	5.375	07-15-26		12,890,000	12,982,808
WMG Acquisition Corp. (A)	5.500	04-15-26		17,119,000	17,247,393
Wireless telecommunication services 0.2%
T-Mobile USA, Inc.	4.500	02-01-26		5,705,000	5,646,649
T-Mobile USA, Inc.	5.125	04-15-25		1,125,000	1,147,500
T-Mobile USA, Inc.	6.000	04-15-24		696,000	723,840
T-Mobile USA, Inc.	6.500	01-15-26		1,140,000	1,206,975
Consumer discretionary 2.8%					158,864,906

Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,455,136
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	11,897,325
Hotels, restaurants and leisure 1.6%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,765,000

4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	4.750	06-01-27		7,325,000	$7,178,500
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		6,553,000	6,651,295
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		19,077,000	19,315,463
New Red Finance, Inc. (A)(B)	4.250	05-15-24		14,920,000	14,733,500
New Red Finance, Inc. (A)	4.625	01-15-22		16,700,000	16,700,000
New Red Finance, Inc. (A)	5.000	10-15-25		15,305,000	14,998,900
Internet and direct marketing retail 0.9%
Amazon.com, Inc.	3.150	08-22-27		20,025,000	20,584,601
Expedia Group, Inc.	3.800	02-15-28		16,295,000	16,299,733
Expedia Group, Inc.	5.000	02-15-26		12,320,000	13,285,453
Consumer staples 1.3%					75,867,039

Beverages 0.1%
Molson Coors Brewing Company	1.250	07-15-24	EUR	7,370,000	8,357,151
Food and staples retailing 0.2%
Aramark Services, Inc. (A)	5.000	04-01-25		9,490,000	9,442,550
Food products 1.0%
Kraft Heinz Foods Company	3.000	06-01-26		14,000,000	13,210,431
Post Holdings, Inc. (A)	5.000	08-15-26		21,605,000	21,253,919
Post Holdings, Inc. (A)	5.625	01-15-28		5,870,000	5,818,638
Post Holdings, Inc. (A)	5.750	03-01-27		17,740,000	17,784,350
Energy 11.6%					650,348,943

Energy equipment and services 0.1%
FTS International, Inc.	6.250	05-01-22		8,405,000	7,942,725
Oil, gas and consumable fuels 11.5%
Chesapeake Energy Corp. (B)	7.000	10-01-24		25,300,000	23,023,000
Chesapeake Energy Corp. (A)(B)	8.000	03-15-26		18,343,000	16,646,273
Chesapeake Energy Corp. (B)	8.000	06-15-27		43,625,000	38,608,125
Concho Resources, Inc.	4.300	08-15-28		37,535,000	39,688,749
Continental Resources, Inc.	4.375	01-15-28		24,630,000	25,254,342
DCP Midstream Operating LP	3.875	03-15-23		1,015,000	1,002,313
DCP Midstream Operating LP	5.125	05-15-29		12,000,000	12,105,000
DCP Midstream Operating LP	5.375	07-15-25		22,175,000	23,041,156
Diamondback Energy, Inc. (A)	4.750	11-01-24		10,490,000	10,673,575
Diamondback Energy, Inc.	5.375	05-31-25		26,585,000	27,648,400
Enbridge, Inc.	4.250	12-01-26		14,120,000	15,020,021
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		12,055,000	11,934,450
Enterprise Products Operating LLC	3.900	02-15-24		25,155,000	26,230,168
Exxon Mobil Corp.	2.397	03-06-22		10,731,000	10,761,084
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		13,160,000	12,229,575
Marathon Oil Corp.	4.400	07-15-27		25,155,000	26,105,789
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		13,090,000	12,849,617
MPLX LP	4.800	02-15-29		23,290,000	24,725,124
Murphy Oil Corp.	6.875	08-15-24		11,660,000	12,082,997
Noble Energy, Inc.	3.850	01-15-28		8,975,000	8,994,051
Parsley Energy LLC (A)	5.375	01-15-25		18,840,000	18,792,900
Parsley Energy LLC (A)	5.625	10-15-27		23,250,000	23,017,500
PBF Holding Company LLC	7.250	06-15-25		22,930,000	23,273,950
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	10,125,362

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	5.750	02-01-29		19,460,000	$19,617,431
Petrobras Global Finance BV	6.900	03-19-49		9,265,000	9,255,735
Petrobras Global Finance BV	7.375	01-17-27		14,855,000	16,686,622
Petrobras Global Finance BV	8.750	05-23-26		6,465,000	7,792,588
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	8,715,135
Saudi Arabian Oil Company (A)	3.500	04-16-29		6,140,000	6,128,360
Saudi Arabian Oil Company (A)	4.250	04-16-39		9,350,000	9,334,901
Saudi Arabian Oil Company (A)	4.375	04-16-49		13,210,000	13,098,206
SM Energy Company (B)	6.625	01-15-27		23,555,000	20,728,400
Targa Resources Partners LP	5.875	04-15-26		10,745,000	11,107,644
The Williams Companies, Inc.	3.750	06-15-27		26,975,000	27,312,103
The Williams Companies, Inc.	4.550	06-24-24		14,900,000	15,809,272
WPX Energy, Inc.	5.750	06-01-26		23,160,000	22,986,300
Financials 13.5%					757,605,598

Banks 9.9%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,578,827
Bank of America Corp.	2.250	04-21-20		15,845,000	15,814,064
Bank of America Corp. (3 month LIBOR + 0.760%) (C)	3.371	09-15-26		10,167,000	9,631,427
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%)	3.004	12-20-23		23,533,000	23,676,668
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%)	3.458	03-15-25		7,295,000	7,423,701
Bank of Ireland Group PLC (A)	4.500	11-25-23		7,820,000	8,046,710
BNG Bank NV	0.250	02-22-23	EUR	13,305,000	15,175,193
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,222,458
Citigroup, Inc. (3 month BBSW + 1.550%) (C)	3.480	05-04-21	AUD	13,996,000	9,850,692
Citigroup, Inc. (3 month EURIBOR + 0.500%) (C)	0.191	03-21-23	EUR	10,835,000	12,091,005
European Investment Bank	1.500	05-12-22	NOK	117,270,000	13,376,688
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	5,943,771
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,770,756
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	18,998,000	12,949,726
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	34,030,000	22,918,849
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	7,657,447
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	17,536,592
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	14,873,059
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	17,819,383
JPMorgan Chase & Co.	2.950	10-01-26		9,020,000	8,934,102
JPMorgan Chase & Co.	3.625	12-01-27		3,875,000	3,911,293
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%)	3.509	01-23-29		13,790,000	13,920,729
KfW	0.000	09-15-23	EUR	5,350,000	6,066,164
KfW	0.375	03-15-23	EUR	10,960,000	12,605,907
KfW	2.125	08-15-23	EUR	19,615,000	24,212,742
KfW	2.625	02-28-24		13,750,000	14,120,671
KfW	6.000	08-20-20	AUD	22,610,000	16,537,346
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	1.670	06-21-23	NOK	88,000,000	10,087,668
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	1.710	06-19-24	NOK	77,000,000	8,820,286
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,193,293
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	12,036,219
Popular, Inc.	6.125	09-14-23		17,095,000	17,821,538
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (D)	5.050	06-15-22		10,650,000	10,490,250

6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	$19,252,500
The PNC Financial Services Group, Inc.	3.500	01-23-24		6,255,000	6,480,913
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	8,946,590
U.S. Bancorp	3.150	04-27-27		11,055,000	11,324,744
U.S. Bancorp	3.375	02-05-24		3,418,000	3,533,255
U.S. Bank NA	2.650	05-23-22		42,120,000	42,417,884
U.S. Bank NA	3.000	02-04-21		16,450,000	16,606,759
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,816,133
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	3.394	07-27-21	AUD	9,035,000	6,334,675
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,060,562
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	3,815,252
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		8,290,000	8,207,100
Capital markets 0.8%
Brookfield Property REIT, Inc. (A)	5.750	05-15-26		17,355,000	17,593,631
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,848,372
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	14,537,729
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (C)	3.273	02-23-23		9,850,000	9,786,960
Diversified financial services 1.8%
European Financial Stability Facility	0.125	10-17-23	EUR	17,115,000	19,473,455
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	10,720,088
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	15,983,236
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26		11,645,000	11,586,775
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	153,580,000	40,557,926
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	35,514,000
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	8,693,450
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,940,222
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,458,163
Health care 2.1%					116,923,900

Health care equipment and supplies 0.2%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	9,952,930
Health care providers and services 1.4%
HCA Healthcare, Inc.	6.250	02-15-21		18,583,000	19,372,778
HCA, Inc.	5.000	03-15-24		14,845,000	15,846,454
HCA, Inc.	7.500	02-15-22		27,545,000	30,161,775
UnitedHealth Group, Inc.	2.375	10-15-22		14,750,000	14,678,032
Life sciences tools and services 0.3%
IQVIA, Inc. (A)	4.875	05-15-23		5,350,000	5,410,188
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,703,967
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,718,406
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,601,233
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,478,137
Industrials 3.0%					166,680,226

Airlines 0.3%
Air Canada Pass Through Trust (A)	3.300	07-15-31		18,523,344	18,343,668

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 0.2%
Cimpress NV (A)	7.000	06-15-26		10,760,000	$10,625,500
Construction and engineering 0.8%
AECOM	5.125	03-15-27		25,912,000	25,442,345
AECOM	5.875	10-15-24		12,445,000	12,822,332
HC2 Holdings, Inc. (A)	11.500	12-01-21		8,930,000	7,769,100
Marine 0.2%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,218,885
Professional services 0.2%
IHS Markit, Ltd.	4.750	08-01-28		11,230,000	11,892,570
Road and rail 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		17,455,000	18,480,481
Trading companies and distributors 0.8%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,680,835
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(C)	3.626	05-02-21		3,715,000	3,732,200
United Rentals North America, Inc.	4.875	01-15-28		12,250,000	11,877,600
United Rentals North America, Inc.	5.500	05-15-27		15,870,000	16,008,863
Transportation infrastructure 0.2%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	7,785,847
Information technology 4.4%					244,539,670

Communications equipment 0.6%
CommScope Technologies LLC (A)	5.000	03-15-27		9,950,000	8,457,500
CommScope, Inc. (A)	5.500	03-01-24		25,395,000	25,648,188
Electronic equipment, instruments and components 0.0%
Jabil, Inc.	3.950	01-12-28		729,000	691,748
IT services 0.6%
Banff Merger Sub, Inc. (A)	9.750	09-01-26		11,650,000	10,892,750
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	8,435,000	9,562,538
IBM Corp.	2.750	12-21-20	GBP	10,515,000	13,616,859
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (A)	4.750	04-15-29		15,127,000	14,911,331
KLA-Tencor Corp.	4.100	03-15-29		15,960,000	16,389,213
Microchip Technology, Inc. (A)	4.333	06-01-23		13,770,000	14,158,527
Micron Technology, Inc.	5.327	02-06-29		20,645,000	20,804,298
NXP BV (A)	4.625	06-01-23		14,155,000	14,718,369
Software 0.4%
CDK Global, Inc. (A)	5.250	05-15-29		6,815,000	6,789,444
Microsoft Corp.	2.000	08-08-23		18,150,000	17,919,413
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	0.875	05-24-25	EUR	7,156,000	8,304,297
Dell International LLC (A)	5.300	10-01-29		14,890,000	15,258,030
Dell International LLC (A)	8.100	07-15-36		4,935,000	5,920,173
Dell International LLC (A)	8.350	07-15-46		22,296,000	27,252,289
Seagate HDD Cayman	4.875	06-01-27		13,862,000	13,244,703
Materials 2.7%					148,996,991

Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,909,950
Containers and packaging 2.6%
Ball Corp.	4.000	11-15-23		20,360,000	20,487,250
Ball Corp.	4.375	12-15-20		11,810,000	12,016,675

8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	4.875	03-15-26		16,915,000	$17,316,731
Ball Corp.	5.250	07-01-25		18,545,000	19,518,613
Crown Americas LLC	4.500	01-15-23		18,265,000	18,491,121
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,014,000
Sealed Air Corp. (A)	4.875	12-01-22		10,150,000	10,454,500
Sealed Air Corp. (A)	5.125	12-01-24		17,520,000	18,045,600
Sealed Air Corp. (A)	5.500	09-15-25		1,755,000	1,820,813
Sealed Air Corp. (A)	6.500	12-01-20		12,515,000	12,921,738
Real estate 0.4%					20,555,248

Equity real estate investment trusts 0.4%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,296,075
Crown Castle International Corp.	4.300	02-15-29		9,125,000	9,455,468
SBA Communications Corp.	4.875	09-01-24		6,870,000	6,803,705
Utilities 2.1%					120,139,687

Electric utilities 1.4%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		34,298,000	36,784,605
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		7,220,000	7,760,056
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,179,563
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	16,730,555
Vistra Operations Company LLC (A)	5.500	09-01-26		5,675,000	5,808,646
Vistra Operations Company LLC (A)	5.625	02-15-27		7,060,000	7,260,857
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,071,664
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,310,013
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,267,440
NRG Energy, Inc.	6.625	01-15-27		22,530,000	23,966,288
Convertible bonds 2.6%					$144,351,456
(Cost $146,886,825)
Communication services 0.4%					20,683,247

Media 0.4%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,072,212
GCI Liberty, Inc. (A)	1.750	09-30-46		13,845,000	15,611,035
Consumer discretionary 0.4%					21,353,522

Household durables 0.4%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	21,353,522
Energy 0.7%					36,847,882

Oil, gas and consumable fuels 0.7%
Chesapeake Energy Corp.	5.500	09-15-26		17,092,000	13,844,520
Oasis Petroleum, Inc. (B)	2.625	09-15-23		15,055,000	13,549,500
SM Energy Company	1.500	07-01-21		10,505,000	9,453,862
Health care 0.5%					28,832,338

Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		4,224,000	16,238,640
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	16,600,000	12,593,698

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.4%				$22,789,585

Software 0.4%
Avaya Holdings Corp. (A)	2.250	06-15-23	14,020,000	12,519,911
IAC Financeco 2, Inc. (A)	0.875	06-15-26	10,295,000	10,269,674
Utilities 0.2%				13,844,882

Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	2.750	06-01-48	13,405,000	13,844,882
Capital preferred securities 1.2%				$69,160,846
(Cost $70,437,486)
Financials 1.2%				69,160,846

Banks 1.2%
First Maryland Capital I (3 month LIBOR + 1.000%) (C)	3.597	01-15-27	13,280,000	12,284,000
First Maryland Capital II (3 month LIBOR + 0.850%) (C)	3.429	02-01-27	17,524,000	16,122,080
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.617	07-01-19	23,552,000	18,370,560
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	07-01-19	22,542,000	22,384,206
Term loans (E) 0.7%				$38,921,902
(Cost $38,427,406)
Communication services 0.1%				7,112,305

Media 0.1%
Cengage Learning, Inc., 2016 Term Loan B (1 month LIBOR + 4.250%)	6.680	06-07-23	7,479,630	7,112,305
Consumer discretionary 0.3%				18,311,427

Auto components 0.3%
American Tire Distributors, Inc., 2015 Term Loan (2 month LIBOR + 7.500%)	9.981	09-02-24	16,821,111	15,823,788
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.522	09-01-23	2,512,767	2,487,639
Industrials 0.3%				13,498,170

Aerospace and defense 0.3%
Space Exploration Technologies Corp., Term Loan B (1 month LIBOR + 4.250%)	6.689	11-21-25	13,566,000	13,498,170
Collateralized mortgage obligations 5.3%				$296,861,139
(Cost $292,231,944)
Commercial and residential 4.9%				276,967,418

Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	11,264,390	11,513,586
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	14,382,914	14,657,203
Series 2019-2, Class A1 (A)(F)	3.347	04-25-49	20,324,750	20,371,863
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.877	03-15-37	10,580,000	10,558,232
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (A)(C)	4.340	07-15-35	8,770,000	8,759,205
Series 2018-ATLS, Class D (1 month LIBOR + 2.250%) (A)(C)	4.690	07-15-35	5,245,000	5,228,665
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(C)	4.391	03-15-37	13,569,000	13,557,685
BXP Trust
Series 2017-CC, Class C (A)(F)	3.551	08-13-37	6,835,000	6,915,706
Series 2017-GM, Class D (A)(F)	3.425	06-13-39	14,495,000	14,398,802
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(C)	4.040	07-15-32	2,330,000	2,331,599
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	3.584	06-11-32	8,070,000	8,062,727

10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust
Series 2015-CALW, Class F (A)(F)	3.850	02-10-34	6,270,000	$6,380,632
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,100,000	11,546,075
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	4.063	05-15-36	9,960,000	9,960,000
DBGS Mortgage Trust
Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(C)	3.328	05-15-35	8,835,883	8,795,660
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX (A)(F)	3.382	12-15-34	7,160,000	7,109,182
GRACE Mortgage Trust
Series 2014-GRCE, Class F (A)(F)	3.590	06-10-28	5,350,000	5,350,027
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(C)	3.340	07-15-31	10,880,000	10,861,206
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (F)	4.007	06-19-34	1,383,135	1,397,602
Series 2004-7, Class 4A (F)	4.737	11-19-34	1,981,557	2,051,653
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (C)	2.781	06-20-35	2,164,293	2,160,828
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (C)	2.891	06-20-35	1,491,267	1,508,247
Series 2007-3, Class ES IO (A)	0.350	05-19-47	6,559,170	113,459
Series 2007-4, Class ES IO	0.350	07-19-47	6,659,288	110,630
Series 2007-6, Class ES IO (A)	0.343	08-19-37	5,740,600	82,349
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(F)	2.854	10-06-38	570,000	572,421
Series 2018-AON, Class D (A)(F)	4.767	07-05-31	3,635,000	3,837,251
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (A)(C)	3.800	06-15-35	3,580,000	3,577,252
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (F)	4.455	02-25-35	1,489,746	1,507,779
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (C)	2.700	08-25-36	7,026,746	7,018,780
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (A)(F)	4.295	09-09-32	6,185,000	6,297,500
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.840	11-15-34	4,655,000	4,645,946
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (F)	4.533	10-25-34	612,616	631,918
Series 2004-9, Class 1A (F)	5.347	11-25-34	1,540,828	1,638,371
MSCG Trust
Series 2016-SNR, Class D (A)	6.550	11-15-34	3,438,250	3,463,811
MSDB Trust
Series 2017-712F, Class B (A)(F)	3.453	07-11-39	12,485,000	12,679,553
Olympic Tower Mortgage Trust
Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	7,306,406
Opteum Mortgage Acceptance Corp. Trust
Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	2.740	11-25-35	744,472	744,518
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D (A)(F)	4.534	01-05-43	5,655,000	5,034,866
Thornburg Mortgage Securities Trust
Series 2007-4, Class 1A1 (F)	4.050	09-25-37	2,974,656	3,035,566
Verus Securitization Trust
Series 2018-1, Class A1 (A)(F)	2.929	02-25-48	4,532,870	4,530,347
VNDO Trust
Series 2016-350P, Class D (A)(F)	3.903	01-10-35	9,985,000	10,236,166
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (C)	2.800	01-25-45	2,741,844	2,773,808
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (C)	2.810	01-25-45	1,905,042	1,934,514
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (C)	3.270	07-25-45	2,009,164	2,021,149
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (C)	3.150	07-25-45	1,827,962	1,824,325
Worldwide Plaza Trust
Series 2017-WWP, Class D (A)(F)	3.596	11-10-36	7,935,000	7,872,348

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.4%				$19,893,721

Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (C)	4.080	04-25-24	1,060,978	1,068,074
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	4.280	10-25-27	2,352,508	2,383,141
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%) (C)	3.677	10-25-29	9,907,752	9,974,824
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (C)	3.180	03-25-30	5,929,044	5,930,410
Federal National Mortgage Association
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (C)	2.980	01-25-30	537,272	537,272
Asset backed securities 4.6%				$255,989,336
(Cost $249,747,262)
Asset backed securities 4.6%				255,989,336

Aames Mortgage Investment Trust
Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (C)	3.165	10-25-35	3,320,760	3,316,975
American Express Credit Account Master Trust
Series 2019-1, Class A	2.972	10-15-24	9,085,000	9,258,353
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	2.670	07-25-36	4,160,745	4,157,242
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4	1.990	07-17-23	7,340,000	7,316,400
Chase Issuance Trust
Series 2018-A1, Class A1 (1 month LIBOR + 0.200%) (C)	2.640	04-17-23	8,000,000	8,005,597
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1	2.490	01-20-23	80,000	80,370
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	14,474,600	14,846,179
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,205,500	6,359,272
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,865,000	11,139,667
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,855,000	5,973,915
Discover Card Execution Note Trust
Series 2019-A1, Class A1	3.040	07-15-24	14,835,000	15,145,851
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,887,900	6,156,329
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(C)	4.021	07-25-47	14,275,725	14,271,300
Drive Auto Receivables Trust
Series 2018-2, Class D	4.140	08-15-24	7,575,000	7,759,637
Driven Brands Funding LLC
Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,829,565	6,060,999
FOCUS Brands Funding LLC
Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,354,500	8,654,176
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.800	10-25-35	3,474,709	3,474,469
Home Partners of America Trust
Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(C)	3.882	07-17-37	7,715,000	7,650,473
METAL LLC
Series 2017-1, Class A (A)	4.581	10-15-42	4,823,729	4,831,453
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (A)(F)	3.500	08-25-58	23,388,141	23,841,721
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	8,081,390	8,295,507
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A2 (A)	3.690	10-15-23	11,700,000	12,005,874
Option One Mortgage Loan Trust
Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (C)	3.090	05-25-35	3,766,413	3,773,650
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (C)	2.580	09-25-36	3,803,631	3,793,569
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(C)	3.150	02-25-35	26,817	26,945
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (C)	3.165	03-25-35	5,429,734	5,436,871

12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	19,639,200	$20,529,838
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A (A)	4.110	07-20-43	3,486,460	3,569,013
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	4,515,872	4,674,690
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	7,603,708	7,601,180
Series 2019-1, Class A1 (A)(F)	3.750	03-25-58	11,323,527	11,739,732
Verizon Owner Trust
Series 2017-1A, Class A (A)	2.060	09-20-21	6,254,768	6,242,089

			Shares	Value
Common stocks 0.3%				$17,879,658
(Cost $24,678,517)
Communication services 0.0%				0

Media 0.0%
Vertis Holdings, Inc. (G)(H)			110,794	0
Financials 0.3%				15,783,802

Banks 0.3%
JPMorgan Chase & Co.			148,960	15,783,802
Industrials 0.0%				2,095,856

Construction and engineering 0.0%
HC2 Holdings, Inc. (B)(H)			907,297	2,095,856
Preferred securities 3.5%				$197,847,747
(Cost $189,192,928)
Financials 1.3%				72,484,821

Banks 1.3%
First Republic Bank, 5.125%			241,450	6,002,447
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)			22,722	16,359,840
U.S. Bancorp, 5.500% (B)			546,850	14,272,785
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.617% (C)			22,325	17,860,000
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)			272,325	7,055,941
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			228,245	5,847,637
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			177,776	5,086,171
Health care 0.3%				17,386,431

Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125% (B)			298,890	17,386,431
Industrials 0.5%				28,159,948

Machinery 0.5%
Fortive Corp., 5.000%			28,545	28,159,948
Real estate 0.3%				15,532,614

Equity real estate investment trusts 0.3%
Crown Castle International Corp., 6.875%			13,140	15,532,614
Utilities 1.1%				64,283,933

Electric utilities 0.7%
American Electric Power Company, Inc., 6.125%			380,600	20,129,934
NextEra Energy, Inc., 6.123%			340,470	21,435,991
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250%			128,700	6,552,117

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

				Shares	Value
Utilities (continued)
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%				326,980	$16,165,891

				Contracts/ Notional amount	Value
Purchased options 0.1%					$3,414,537
(Cost $3,606,599)
Calls 0.1%					3,273,325

Over the Counter Option on the USD vs. MXN (Expiration Date: 10-29-19; Strike Price: $20.83; Counterparty: Royal Bank of Canada) (H)(I)				74,655,000	1,277,422
Over the Counter Option on the USD vs. MXN (Expiration Date: 2-20-20; Strike Price: $21.25; Counterparty: Goldman Sachs Bank USA) (H)(I)				74,175,060	1,995,903
Puts 0.0%					141,212

Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (H)(I)				103,700,000	141,212

		Yield (%)		Shares	Value
Securities lending collateral 1.0%					$59,496,078
(Cost $59,496,852)
John Hancock Collateral Trust (J)		2.3405	(K)	5,945,446	59,496,078

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 0.2%					$9,624,000
(Cost $9,623,401)
U.S. Government Agency 0.1%					4,789,000

Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19		1,125,000	1,125,000
Federal Home Loan Bank Discount Note	2.250	06-03-19		3,664,000	3,664,000

				Par value^	Value
Repurchase agreement 0.1%					4,835,000

Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $4,165,850 on 6-3-19, collateralized by $3,937,500 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $4,249,183, including interest)				4,165,000	4,165,000
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $670,073 on 6-3-19, collateralized by $680,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $686,455, including interest)				670,000	670,000
Total investments (Cost $5,647,046,826) 100.1%					$5,607,131,174
Other assets and liabilities, net (0.1%)					(7,733,419)
Total net assets 100.0%					$5,599,397,755

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,686,942,226 or 30.1% of the fund’s net assets as of 5-31-19.

(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $57,777,443.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 5-31-19:

United States	62.7%
Canada	5.4%
Supranational	3.5%
Brazil	3.2%
Indonesia	2.9%
Philippines	2.5%
Singapore	2.0%
Ireland	1.7%
Norway	1.5%
Colombia	1.5%
Other countries	13.1%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	174	Short	Sep 2019	$(26,519,607)	$(26,747,063)	$(227,456)

						$(227,456)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	71,465,000	NZD	74,529,062	SCB	6/19/2019	$826,812	—
AUD	324,305,012	USD	231,565,118	ANZ	6/19/2019	—	$(6,486,602)
AUD	69,276,896	USD	48,484,336	JPM	6/19/2019	—	(403,855)
BRL	161,092,005	USD	41,724,068	CITI	6/19/2019	—	(726,711)
BRL	49,743,705	USD	12,907,769	GSI	6/19/2019	—	(248,169)
BRL	52,122,202	USD	13,255,901	SSB	6/19/2019	9,019	—
CAD	17,782,500	NOK	115,185,006	CITI	6/19/2019	—	(7,092)
CAD	35,595,000	NOK	225,868,073	GSI	6/19/2019	522,727	—
CAD	17,782,500	NOK	115,113,413	UBS	6/19/2019	1,093	—
CAD	34,002,956	NZD	37,155,000	NAB	6/19/2019	853,383	—
CAD	47,077,714	USD	35,780,000	BOA	6/19/2019	—	(934,654)
CAD	144,040,626	USD	108,699,500	CIBC	6/19/2019	—	(2,085,456)
CAD	78,314,481	USD	58,842,700	CITI	6/19/2019	—	(876,946)
CAD	24,064,181	USD	17,997,159	GSI	6/19/2019	—	(185,659)
CAD	67,096,548	USD	50,272,300	MSCS	6/19/2019	—	(609,684)
CAD	173,477,917	USD	130,170,556	RBC	6/19/2019	—	(1,768,016)
CAD	105,782,336	USD	78,967,755	SSB	6/19/2019	—	(671,215)
EUR	17,825,000	GBP	15,272,513	CITI	6/19/2019	615,183	—
EUR	57,560,000	GBP	49,947,805	MSCS	6/19/2019	1,189,159	—
EUR	18,360,000	GBP	15,658,289	SCB	6/19/2019	725,520	—
EUR	33,913,572	JPY	4,127,477,699	CITI	6/19/2019	—	(199,765)
EUR	37,011,428	JPY	4,511,063,912	USB	6/19/2019	—	(278,613)
EUR	1,320,000	USD	1,490,650	BOA	6/19/2019	—	(14,152)
EUR	291,115,540	USD	331,660,748	CITI	6/19/2019	—	(6,030,879)
EUR	415,676,139	USD	473,859,446	GSI	6/19/2019	—	(8,901,214)
EUR	59,559,022	USD	67,309,140	HSBC	6/19/2019	—	(688,868)
EUR	57,678,919	USD	64,962,426	JPM	6/19/2019	—	(445,159)
EUR	87,340,887	USD	99,700,610	MSCS	6/19/2019	—	(2,004,686)
EUR	4,788,000	USD	5,377,551	RBC	6/19/2019	—	(21,891)
EUR	59,329,111	USD	67,714,286	SCB	6/19/2019	—	(1,351,182)
EUR	105,978,463	USD	120,898,034	SSB	6/19/2019	—	(2,354,884)
EUR	102,445,817	USD	115,784,978	UBS	6/19/2019	—	(1,193,301)
GBP	46,084,112	EUR	53,950,000	GSI	6/19/2019	—	(2,039,593)
GBP	15,757,929	EUR	18,360,000	HSBC	6/19/2019	—	(599,454)
GBP	15,718,763	EUR	18,355,000	JPM	6/19/2019	—	(643,414)
GBP	33,793,634	EUR	39,205,000	MSCS	6/19/2019	—	(1,096,633)
GBP	15,304,919	EUR	17,825,000	SSB	6/19/2019	—	(574,183)
GBP	35,790,000	USD	47,057,408	ANZ	6/19/2019	—	(1,775,092)
GBP	36,060,000	USD	47,444,095	CITI	6/19/2019	—	(1,820,169)
GBP	17,875,000	USD	23,413,390	GSI	6/19/2019	—	(797,537)
GBP	80,950,000	USD	105,839,977	HSBC	6/19/2019	—	(3,420,211)
GBP	17,887,500	USD	23,468,579	MSCS	6/19/2019	—	(836,910)
GBP	53,640,000	USD	70,178,364	SCB	6/19/2019	—	(2,311,826)
GBP	54,335,000	USD	71,356,048	SSB	6/19/2019	—	(2,610,181)
GBP	35,895,000	USD	47,207,267	UBS	6/19/2019	—	(1,792,103)

16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
HUF	5,310,582,475	USD	18,425,000	CITI	6/19/2019	—	$(151,403)
JPY	11,836,923,046	AUD	150,020,000	ANZ	6/19/2019	$5,243,370	—
JPY	8,679,602,910	EUR	70,925,000	CITI	6/19/2019	857,747	—
JPY	7,924,790,213	USD	71,945,000	CITI	6/19/2019	1,272,761	—
JPY	1,993,525,870	USD	17,990,000	UBS	6/19/2019	428,342	—
MXN	2,083,474,355	USD	107,385,000	CITI	6/19/2019	—	(1,358,019)
MXN	1,252,130,221	USD	63,886,301	GSI	6/19/2019	—	(166,012)
MXN	701,977,660	USD	35,510,000	HSBC	6/19/2019	213,296	—
MXN	1,039,151,501	USD	53,830,000	MSCS	6/19/2019	—	(948,093)
MXN	1,792,111,096	USD	91,001,962	SSB	6/19/2019	197,687	—
MXN	959,503,348	USD	48,031,845	GSI	9/18/2019	61,104	—
NOK	686,515,940	CAD	106,882,500	CITI	6/19/2019	—	(621,470)
NOK	113,555,650	CAD	17,797,500	JPM	6/19/2019	—	(190,294)
NOK	114,242,478	CAD	17,925,000	UBS	6/19/2019	—	(206,140)
NZD	59,725,868	AUD	56,809,759	ANZ	6/19/2019	—	(342,888)
NZD	48,078,474	AUD	45,605,423	CITI	6/19/2019	—	(188,832)
NZD	22,271,491	AUD	21,077,259	MSCS	6/19/2019	—	(53,719)
NZD	33,413,189	AUD	31,615,889	SSB	6/19/2019	—	(76,683)
NZD	18,045,000	CAD	16,436,198	ANZ	6/19/2019	—	(356,761)
NZD	19,110,000	CAD	17,393,215	RBC	6/19/2019	—	(368,171)
NZD	35,877,485	USD	23,687,474	ANZ	6/19/2019	—	(209,022)
NZD	38,260,490	USD	26,088,010	GSI	6/19/2019	—	(1,050,105)
NZD	118,545,000	USD	80,832,279	HSBC	6/19/2019	—	(3,255,687)
NZD	32,150,000	USD	21,081,237	MSCS	6/19/2019	—	(42,075)
NZD	68,971,844	USD	46,834,254	SSB	6/19/2019	—	(1,698,646)
SGD	86,250,125	USD	63,509,571	ANZ	6/19/2019	—	(710,654)
SGD	82,794,096	USD	61,149,443	HSBC	6/19/2019	—	(866,870)
SGD	28,212,496	USD	20,566,641	SCB	6/19/2019	—	(25,058)
USD	169,201,064	AUD	233,649,803	ANZ	6/19/2019	7,040,290	—
USD	26,064,229	AUD	35,900,000	CITI	6/19/2019	1,148,430	—
USD	35,035,100	AUD	50,000,000	JPM	6/19/2019	333,429	—
USD	7,527,433	AUD	10,506,674	MSCS	6/19/2019	235,450	—
USD	23,285,964	BRL	89,495,135	CITI	6/19/2019	509,763	—
USD	110,025,744	BRL	408,850,165	SSB	6/19/2019	5,974,796	—
USD	18,074,763	CAD	24,187,288	BMO	6/19/2019	172,142	—
USD	5,669,274	CAD	7,470,000	CIBC	6/19/2019	140,230	—
USD	53,796,639	CAD	71,332,656	CITI	6/19/2019	998,597	—
USD	110,918,989	CAD	147,324,270	GSI	6/19/2019	1,874,502	—
USD	39,760,640	CAD	52,218,995	MSCS	6/19/2019	1,109,891	—
USD	278,094,031	CAD	370,987,099	RBC	6/19/2019	3,501,813	—
USD	106,755,807	CAD	143,137,499	SSB	6/19/2019	810,227	—
USD	23,690,000	CAD	31,436,014	TD	6/19/2019	422,116	—
USD	8,832,193	CAD	11,813,349	SSB	6/20/2019	88,109	—
USD	54,386,365	EUR	47,661,355	ANZ	6/19/2019	1,074,333	—
USD	427,390,158	EUR	376,450,910	CITI	6/19/2019	6,307,654	—
USD	74,822,899	EUR	66,175,151	GSI	6/19/2019	802,097	—
USD	171,383,765	EUR	149,931,170	HSBC	6/19/2019	3,676,925	—
USD	780,411	EUR	690,000	JPM	6/19/2019	8,605	—
USD	665,348,603	EUR	580,304,063	MSCS	6/19/2019	16,244,348	—
USD	27,007,886	EUR	23,621,920	RBC	6/19/2019	585,378	—
USD	1,459,997	EUR	1,270,371	SCB	6/19/2019	39,012	—
USD	245,035,233	EUR	215,638,916	SSB	6/19/2019	3,830,412	—
USD	53,291,834	EUR	46,920,499	USB	6/19/2019	808,493	—
USD	89,555,532	EUR	78,963,640	UBS	6/19/2019	1,230,052	—

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	47,458,900	GBP	35,905,000	CITI	6/19/2019	$2,031,084	—
USD	61,729,266	GBP	47,135,000	GSI	6/19/2019	2,093,000	—
USD	187,694,924	GBP	143,550,000	HSBC	6/19/2019	6,072,226	—
USD	129,091,767	GBP	97,530,297	SCB	6/19/2019	5,694,235	—
USD	70,517,596	GBP	54,265,000	SSB	6/19/2019	1,860,293	—
USD	18,425,000	HUF	5,285,819,275	CITI	6/19/2019	236,613	—
USD	17,965,000	JPY	1,948,915,060	CITI	6/19/2019	—	$(41,180)
USD	71,980,000	JPY	7,949,428,012	GSI	6/19/2019	—	(1,465,391)
USD	8,880,175	JPY	984,662,097	HSBC	6/19/2019	—	(217,195)
USD	42,255,873	JPY	4,672,050,391	MSCS	6/19/2019	—	(909,568)
USD	51,145,443	JPY	5,596,807,939	SCB	6/19/2019	—	(563,906)
USD	35,040,307	JPY	3,878,269,701	SSB	6/19/2019	—	(791,332)
USD	29,381,900	JPY	3,227,822,642	UBS	6/19/2019	—	(440,208)
USD	48,176,786	MXN	936,759,176	CITI	6/19/2019	505,574	—
USD	160,812,879	MXN	3,139,039,970	GSI	6/19/2019	1,068,685	—
USD	17,935,000	MXN	351,529,587	HSBC	6/19/2019	45,833	—
USD	107,268,929	MXN	2,086,125,334	SSB	6/19/2019	1,107,041	—
USD	19,445,000	MXN	382,687,323	TD	6/19/2019	—	(29,769)
USD	24,015,922	MXN	469,343,173	GSI	9/18/2019	491,151	—
USD	24,015,922	MXN	471,288,463	SSB	9/18/2019	393,647	—
USD	104,327,581	NOK	879,585,832	JPM	6/19/2019	3,764,525	—
USD	228,502,181	NZD	330,928,498	GSI	6/19/2019	11,940,494	—
USD	58,411,148	NZD	88,452,823	JPM	6/19/2019	527,066	—
USD	41,117,007	NZD	62,045,626	NAB	6/19/2019	513,959	—
USD	28,856,459	SGD	39,358,883	CITI	6/19/2019	199,165	—
USD	136,074,779	SGD	184,410,522	HSBC	6/19/2019	1,805,050	—
USD	41,470,222	SGD	55,978,579	RBC	6/19/2019	712,088	—
USD	24,291,729	SGD	33,143,514	SCB	6/19/2019	159,860	—

						$113,205,886	$(76,151,110)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations

ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.

18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank
UBS	UBS AG
USB	U.S. Bank N.A.

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	5-31-19	price	inputs	inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$586,294,912	—	$586,294,912	—
Foreign government obligations	1,227,406,427	—	1,227,406,427	—
Corporate bonds	2,699,883,136	—	2,699,883,136	—
Convertible bonds	144,351,456	—	144,351,456	—
Capital preferred securities	69,160,846	—	69,160,846	—
Term loans	38,921,902	—	38,921,902	—
Collateralized mortgage obligations	296,861,139	—	296,861,139	—
Asset backed securities	255,989,336	—	255,989,336	—
Common stocks	17,879,658	$17,879,658	—	—
Preferred securities	197,847,747	137,795,345	60,052,402	—
Purchased options	3,414,537	—	3,414,537	—
Securities lending collateral	59,496,078	59,496,078	—	—
Short-term investments	9,624,000	—	9,624,000	—

Total investments in securities	$5,607,131,174	$215,171,081	$5,391,960,093	—

Derivatives:
Assets
Forward foreign currency contracts	$113,205,886	—	$113,205,886	—
Liabilities
Futures	(227,456)	$(227,456)	—	—
Forward foreign currency contracts	(76,151,110)	—	(76,151,110)	—

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Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2019, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2019, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

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When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2019, the fund used purchased options to manage against anticipated currency exchange rate changes.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions			Change in
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	7,934,847	47,172,479	(49,161,880)	5,945,446	—	—	$20,146	($6,679)	$59,496,078

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.	356Q3 05/19 7/19